CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash (includes VIE balances of $2,000 and $2,000, respectively)	$ 3,180,000	$ 162,000	$ 75,000
Accounts receivable, net	12,000	20,000	20,000
Prepaid expenses	11,000	21,000	4,000
Total current assets	3,203,000	203,000	99,000
Property and equipment, net	0	2,000	5,000
Operating lease right-of-use asset	120,000	157,000	206,000
Other assets	13,000	14,000	17,000
Total Assets	3,336,000	376,000	327,000
Current Liabilities:
Accounts payable and accrued expenses (includes VIE balances of $5,000 and $3,000, respectively)	1,029,000	1,010,000	1,116,000
Convertible notes payable (net of discount of $0 and $14,000, respectively; including $1,438,000 and $1,435,000 in default, respectively)	1,438,000	1,469,000	1,860,000
Convertible notes payable - related parties	268,000	298,000	356,000
Notes payable (net of discount of $0 and $52,000, respectively; including $1,979,000 and $2,146,000 in default, respectively) (includes VIE balances of $310,000 and $475,000, respectively)	1,978,000	2,250,000	2,238,000
Notes payable - related parties	693,000	952,000	743,000
Accrued interest (including $1,467,000 and $1,448,000 due to related parties, respectively) (includes VIE balances of $114,000 and $109,000, respectively)	5,383,000	5,187,000	4,842,000
Contingent payment obligation	1,500,000	1,500,000	1,500,000
Financing obligation (includes VIE balance of $1,263,000 and $1,263,000, respectively)	1,263,000	1,263,000	1,263,000
Operating lease liability, current portion	39,000	38,000	47,000
Derivative liabilities	0	163,000	1,516,000
Total current liabilities	13,591,000	14,130,000	15,481,000
Notes payable, long term portion	327,000	463,000	148,000
Operating lease liability, long term portion	86,000	125,000	162,000
Total Liabilities	14,004,000	14,718,000	15,791,000
Stockholders' Deficit
Preferred stock series not designated par value $0.10: 10,000,000 shares authorized; none issued or outstanding	0	0	0
Common stock par value $0.0001: 4,000,000,000 shares authorized; 952,896,637 and 718,263,338 shares issued and outstanding, respectively	95,000	72,000	1,000
Additional paid-in capital	59,307,000	39,814,000	28,675,000
Accumulated deficit	(70,201,000)	(54,396,000)	(44,353,000)
Total StrikeForce Technologies, Inc. stockholders' deficit	(9,808,000)	(13,519,000)	(14,686,000)
Noncontrolling interest in consolidated subsidiary	(860,000)	(823,000)	(778,000)
Total Stockholders' Deficit	(10,668,000)	(14,342,000)	(15,464,000)
Total Liabilities and Stockholders' Deficit	3,336,000	376,000	327,000
Preferred Stock Series A [Member]
Stockholders' Deficit
Preferred stock series not designated par value $0.10: 10,000,000 shares authorized; none issued or outstanding	987,000	987,000	987,000
Preferred Stock Series B [Member]
Stockholders' Deficit
Preferred stock series not designated par value $0.10: 10,000,000 shares authorized; none issued or outstanding	$ 4,000	$ 4,000	$ 4,000